Share based compensation (Details Narrative) - USD ($)	9 Months Ended	12 Months Ended
	May 31, 2020	Aug. 31, 2019	Aug. 31, 2018
Board of Directors [Member]
Options shares		82,500
Designated shares		7,500
Share Based Compensation [Member]
Common shares issued		250,000
Option forfeited		32,500
Common share issuable		195,000
Common shares issueds		$ 167,500
Common shares issued to grant		195,000
Aggregate intrinsic value	$ 0	$ 575,000	$ 1,000
Share based compensation		$ 1,600,000
Remaining weighted average vesting periods		1 year 8 months 12 days